FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 252	SFr 394
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	309	0
Settlements, liabilities	(38)	(15)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(210)	(26)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(19)	(41)
Foreign currency translation impact, liabilities	(20)	(13)
Balance at end of period, liabilities	274	299
Customer deposits | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(12)	(70)
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		14
Transfers in, liabilities		0
Transfers out, liabilities		0
Purchases, liabilities		0
Sales, liabilities		(14)
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		0
Balance at end of period, liabilities		0
Obligation to return securities received as collateral | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,881	2,809
Transfers in, liabilities	401	856
Transfers out, liabilities	(378)	(882)
Purchases, liabilities	75	18
Sales, liabilities	(47)	(83)
Issuances, liabilities	417	502
Settlements, liabilities	(392)	(629)
Gain (loss) on transfers in/out included in trading revenues, liabilities	69	37
Gain (loss) on all other activity included in trading revenues, liabilities	490	(290)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(55)	118
Balance at end of period, liabilities	2,461	2,456
Trading liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	462	(188)
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,640	2,784
Transfers in, liabilities	400	746
Transfers out, liabilities	(377)	(870)
Purchases, liabilities	0	0
Sales, liabilities	0	(61)
Issuances, liabilities	417	502
Settlements, liabilities	(392)	(629)
Gain (loss) on transfers in/out included in trading revenues, liabilities	69	38
Gain (loss) on all other activity included in trading revenues, liabilities	421	(228)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(46)	120
Balance at end of period, liabilities	2,132	2,402
Trading liabilities | Derivative instruments | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	409	(180)
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,083	1,787
Transfers in, liabilities	204	611
Transfers out, liabilities	(320)	(596)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	336	279
Settlements, liabilities	(122)	(232)
Gain (loss) on transfers in/out included in trading revenues, liabilities	63	(9)
Gain (loss) on all other activity included in trading revenues, liabilities	237	(468)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(29)	75
Balance at end of period, liabilities	1,452	1,447
Trading liabilities | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	341	(348)
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	242
Transfers in, liabilities	167
Transfers out, liabilities	(41)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	17
Settlements, liabilities	(194)
Gain (loss) on transfers in/out included in trading revenues, liabilities	4
Gain (loss) on all other activity included in trading revenues, liabilities	48
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	(4)
Balance at end of period, liabilities	239
Trading liabilities | Derivative instruments | Credit derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	29
Trading liabilities | Derivative instruments | Other derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	196	540
Transfers in, liabilities	(1)	7
Transfers out, liabilities	1	(4)
Purchases, liabilities	0	0
Sales, liabilities	0	(61)
Issuances, liabilities	49	89
Settlements, liabilities	(46)	(113)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	3
Gain (loss) on all other activity included in trading revenues, liabilities	89	73
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(8)	26
Balance at end of period, liabilities	279	560
Trading liabilities | Derivative instruments | Other derivatives | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	4	(15)
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	453	1,032
Transfers in, liabilities	129	124
Transfers out, liabilities	(112)	(522)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	128	639
Settlements, liabilities	(380)	(500)
Gain (loss) on transfers in/out included in trading revenues, liabilities	5	(43)
Gain (loss) on all other activity included in trading revenues, liabilities	(11)	(58)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	1	0
Foreign currency translation impact, liabilities	(9)	44
Balance at end of period, liabilities	204	716
Short-term borrowings | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(54)	18
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,734	9,676
Transfers in, liabilities	2,069	1,259
Transfers out, liabilities	(1,971)	(4,863)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,552	4,531
Settlements, liabilities	(2,101)	(2,960)
Gain (loss) on transfers in/out included in trading revenues, liabilities	103	(499)
Gain (loss) on all other activity included in trading revenues, liabilities	(39)	(746)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(28)	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	29	(35)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	223	(202)
Foreign currency translation impact, liabilities	(216)	495
Balance at end of period, liabilities	6,355	6,656
Long-term debt | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	47	(756)
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	4,307	6,318
Transfers in, liabilities	1,559	1,106
Transfers out, liabilities	(1,527)	(3,441)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,426	3,888
Settlements, liabilities	(1,812)	(2,595)
Gain (loss) on transfers in/out included in trading revenues, liabilities	97	(416)
Gain (loss) on all other activity included in trading revenues, liabilities	115	(586)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	27	(34)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	216	(201)
Foreign currency translation impact, liabilities	(145)	344
Balance at end of period, liabilities	4,263	4,383
Long-term debt | Long-term debt - of which structured notes over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	225	(740)
Long-term debt | Long-term debt - of which other debt instruments over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,728	1,854
Transfers in, liabilities	101	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	0
Settlements, liabilities	(45)	(26)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	(169)	(84)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(51)	82
Balance at end of period, liabilities	1,564	1,826
Long-term debt | Long-term debt - of which other debt instruments over two years | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(191)	0
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	203	517
Transfers in, liabilities	394	41
Transfers out, liabilities	(2)	(2)
Purchases, liabilities	24	8
Sales, liabilities	(34)	(21)
Issuances, liabilities	51	58
Settlements, liabilities	(57)	(71)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(2)	(2)
Gain (loss) on all other activity included in trading revenues, liabilities	63	(22)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	1
Gain (loss) on all other activity included in other revenues, liabilities	(356)	(35)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	(3)	23
Balance at end of period, liabilities	277	495
Other liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	21	16
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,523	14,442
Transfers in, liabilities	2,993	2,280
Transfers out, liabilities	(2,463)	(6,269)
Purchases, liabilities	99	26
Sales, liabilities	(81)	(118)
Issuances, liabilities	2,457	5,730
Settlements, liabilities	(2,968)	(4,175)
Gain (loss) on transfers in/out included in trading revenues, liabilities	175	(507)
Gain (loss) on all other activity included in trading revenues, liabilities	293	(1,142)
Gain (loss) on transfers in/out included in other revenues, liabilities	(4)	1
Gain (loss) on all other activity included in other revenues, liabilities	(384)	(35)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	29	(35)
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	205	(243)
Foreign currency translation impact, liabilities	(303)	667
Balance at end of period, liabilities	9,571	10,622
Liabilities | Net Revenue [Member]
Liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr 464	SFr (980)